Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2015
Schedule I Condensed Financial Information of Parent Company
Schedule I Condensed Financial Information of Parent Company

Additional Information—Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	December 31,
	2014	2015
ASSETS
Current assets
Cash and cash equivalents	$53,691	$10,083
Term deposit	5,802	—
Prepaid expense and other current assets	774	551
Amounts due from subsidiaries and VIEs	57,025	95,259
Deficit in subsidiaries and VIEs	(72,749)	(106,181)

TOTAL ASSETS	$44,543	$(288)

LIABILITIES AND EQUITY

Current Liabilities
Accrued expenses and other current liabilities	$1,360	$1,835
TOTAL LIABILITIES	$1,360	$1,835

EQUITY (DEFICIT)
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 100,354,801 and 101,847,447 shares issued as of December 31, 2014 and December 31, 2015, respectively; 96,617,349 and 94,456,773 shares outstanding as of December 31, 2014 and December 31, 2015, respectively)	$7	$7
Additional paid-in capital	155,872	159,190
Accumulated deficit	(101,608)	(141,015)
Accumulated other comprehensive loss	(131)	(309)
Treasury shares, at cost (3,737,452 and 7,390,674 shares as of December 31, 2014, and December 31, 2015 respectively)	(10,957)	(19,996)

TOTAL EQUITY (DEFICIT)	43,183	(2,123)

TOTAL LIABILITIES AND EQUITY	$44,543	$(288)

Additional Information—Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF OPERATIONS

(U.S. dollars in thousands)

	Years ended December 31
	2013	2014	2015

Operating expenses:
General and administrative	$(4,312)	$(6,949)	$(6,554)

Loss from operations	(4,312)	(6,949)	(6,554)

Equity in losses of subsidiaries and VIEs	(716)	(25,325)	(33,570)
Interest income	209	2,287	717

Net loss	(4,819)	(29,987)	(39,407)
Accretion for Series C convertible redeemable preferred shares	(1,621)	—	—

Net loss attributable to ordinary shareholders	$(6,440)	$(29,987)	$(39,407)

Additional Information—Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE LOSS

(U.S. dollars in thousands)

	Years ended December 31
	2013	2014	2015

Net loss	$(4,819)	$(29,987)	$(39,407)
Other comprehensive loss, net of tax:
Foreign currency translation adjustment, net of tax of nil	(89)	(12)	(178)

Total comprehensive loss	$(4,908)	$(29,999)	$(39,585)

Additional Information—Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands)

	Years ended December 31
	2013	2014	2015

Net loss	$(4,819)	$(29,987)	$(39,407)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	4,318	2,518	3,196
Equity in losses of subsidiaries and VIEs	716	25,325	33,570
Changes in operating assets and liabilities:
Prepaid expense and other current assets	(2,014)	854	856
Accrued expenses and other current liabilities	1,267	139	(475)

Net cash used in operating activities	(532)	(1,151)	(2,260)

Cash flows from investing activities
Purchase of term deposit	(79,958)	(81,557)	(14,380)
Maturity of term deposit	—	155,713	20,182
Amounts due from subsidiaries and VIEs	4,316	(12,898)	(37,926)

Net cash (used in) provided by investing activities	(75,642)	61,258	(32,124)

Cash flows from financing activities
Proceeds from exercise of share options	193	230	122
Proceeds from initial public offering	75,030	—	—
Repurchase of ordinary shares	—	(10,650)	(9,346)
Payment of professional fees related to initial public offering	(3,127)	—	—

Net cash provided by (used in) financing activities	72,096	(10,420)	(9,224)

Net (decrease) increase in cash and cash equivalents	(4,078)	49,687	(43,608)
Cash and cash equivalents at beginning of year	8,082	4,004	53,691

Cash and cash equivalents at end of year	$4,004	$53,691	$10,083

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

1.BASIS FOR PREPARATION

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for deficit in its subsidiaries and VIEs.

The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries and VIEs were over the 25% of the consolidated net assets of the Group as of December 31, 2015.

2.INVESTMENTS IN SUBSIDIARIES AND VIES

In its consolidated financial statements, the parent company consolidates the results of operations and assets and liabilities of its subsidiaries and VIEs, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the parent company’s stand-alone financial statements, its deficit in subsidiaries and VIEs are reported using the equity method of accounting as a single line item and the parent company’s share of income (loss) from its subsidiaries and VIEs are reported as the single line item of equity in losses of subsidiaries and VIEs. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of a subsidiary or VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

The parent company carried the deficit in subsidiaries and VIEs at $72,749 and $106,181 at December 31, 2014 and 2015, respectively. The parent company’s share of equity in losses in subsidiaries and VIEs recognized in years ended December 31, 2013, 2014 and 2015 was $716, $25,325 and $33,570, respectively.